INVENTORIES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Cost of inventories recognised as expense during period	$ 3,381,372	$ 3,838,433	$ 3,662,348
Decrease (increase) in inventories of finished goods and work in progress	21,580	26,877	2,038
Provision for inventory obsolescence	31,600	53,180
Inventory write-down	$ 804	$ 1,734	$ 6,760